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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-PX


                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08942

                         FIRST CAROLINA INVESTORS, INC.
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               (Exact name of registrant as specified in charter)

                             9347 A FOUNDERS STREET
                         FORT MILL, SOUTH CAROLINA 29706
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               (Address of principal executive offices)(Zip Code)

                                 BRENT D. BAIRD
                         FIRST CAROLINA INVESTORS, INC.
                             9347 A FOUNDERS STREET
                         FORT MILL, SOUTH CAROLINA 29706
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (803)802-0890

                      Date of fiscal year-end: December 31

                     Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss 239.24 and 274.5 of this chapter), to file reports with the Commission not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.3b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507. Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


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PROXY VOTING RECORD

ALDERWOODS GROUP, INC.

Ticker:  AWGI
Security ID:  014383103
Meeting Type:  Annual
Rec Date: March 1, 2005
Meeting Date: April 28, 2005

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Lloyd E. Campbell          For       For         Management
1.2   Elect Director Anthony G. Eames           For       For         Management
1.3   Elect Director Charles M. Elson           For       For         Management
1.4   Elect Director David R. Hilty             For       For         Management
1.5   Elect Director Paul A. Houston            For       For         Management
1.6   Elect Director Olivia F. Kirtley          For       For         Management
1.7   Elect Director John S. Lacey              For       For         Management
1.8   Elect Director William R. Riedl           For       For         Management
1.9   Elect Director W. MacDonald Snow, Jr.     For       For         Management
2.    Ratify Employee Stock Purchase Plan       For       For         Management
3.    Ratify 2005 Equity Incentive Plan         For       For         Management
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ALLIED HEALTHCARE PRODUCTS, INC.

Ticker:  AHPI
Security ID: 019222108
Meeting Type:  Annual
Rec Date: October 11, 2004
Meeting Date: November 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Brent D. Baird             For       For         Management
1.2   Elect Director Judy T. Graves             For       For         Management
1.3   Elect Director James B. Hickey, Jr.       For       For         Management
1.4   Elect Director Dr. William A. Peck        For       For         Management
1.5   Elect Director Carl R. Refsland           For       For         Management
1.6   Elect Director John D. Weil               For       For         Management
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AON CORPORATION

Ticker: AOC
Security ID: 037389103
Meeting Type:  Annual
Rec Date:  March 23, 2005
Meeting Date:  May 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Patrick G. Ryan            For       For         Management
1.2   Elect Director Gregory C. Case            For       For         Management
1.3   Elect Director Edgar D. Jannotta          For       For         Management
1.4   Elect Director Jan Kalff                  For       For         Management
1.5   Elect Director Lester B. Knight           For       For         Management
1.6   Elect Director Michael Losh               For       For         Management
1.7   Elect Director R. Eden Martin             For       For         Management

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1.8   Elect Director Andrew J. McKenna          For       For         Management
1.9   Elect Director Robert S. Morrison         For       For         Management
1.10  Elect Director Richard C. Notebaert       For       For         Management
1.11  Elect Director John W. Rogers, Jr.        For       For         Management
1.12  Elect Director Gloria Santona             For       For         Management
1.13  Elect Director Carolyn Y. Woo             For       For         Management
2.    Ratify Independent Registered Public      For       For         Management
        Accountant
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ECOLOGY & ENVIRONMENT, INC.

Ticker:  EEI
Security ID: 278878103
Meeting Type:  Annual
Rec Date: December 6, 2004
Meeting Date: January 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Ross M. Cellino            For       For         Management
1.2   Elect Director Timothy Butler             For       For         Management
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EVANS BANCORP, INC.

Ticker:  EVBN
Security ID: 29911Q208
Meeting Type:  Annual
Rec Date: March 14, 2005
Meeting Date: April 19, 2005

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director William F. Barrett         For       For         Management
1.2   Elect Director James E. Biddle            For       For         Management
1.3   Elect Director Nancy W. Ware              For       For         Management
1.4   Elect Director Kenneth C. Kirst           For       For         Management
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THE FINOVA GROUP, INC.

Ticker:  FNVG.OB
Security ID: 317928109
Meeting Type:  Annual
Rec Date: March 18, 2005
Meeting Date: May 18, 2005

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director Thomas F. Boland           For       Withheld    Management
1.2   Elect Director Ian M. Cumming             For       Withheld    Management
1.3   Elect Director Robert Durham              For       Withheld    Management
1.4   Elect Director Thomas E. Mara             For       Withheld    Management
1.5   Elect Director R. Gregory Morgan          For       Withheld    Management
1.6   Elect Director Kenneth R. Smith           For       Withheld    Management
1.7   Elect Director Joseph S. Steinberg        For       Withheld    Management
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KEYCORP

Ticker:  KEY
Security ID:  493267108
Meeting Type:  Annual
Rec Date:  March 8, 2005
Meeting Date:  May 5, 2005

#     Proposal                                  Mtg Rec   Vote Cast   Sponsor
1.1   Elect Director Edward P. Campbell         For       For         Management
1.2   Elect Director H. James Dallas            For       For         Management
1.3   Elect Director Charles R. Hogan           For       For         Management
1.4   Elect Director Lauralee E. Martin         For       For         Management
1.5   Elect Director Bill R. Sanford            For       For         Management
2.    Ratify Independent Auditors               For       For         Management
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M & T BANK CORPORATION

Ticker:  MTB
Security ID: 55261F104
Meeting Type:  Annual
Rec Date: February 28, 2005
Meeting Date: April 19, 2005

#     Proposal                                  Mgt Rec   Vote Cash   Sponsor
1.1   Elect Director William F. Allyn           For       For         Management
1.2   Elect Director Brent D. Baird             For       For         Management
1.3   Elect Director Robert J. Bennett          For       For         Management
1.4   Elect Director C. Angela Bontempo         For       For         Management
1.5   Elect Director Robert T. Brady            For       For         Management
1.6   Elect Director Emerson L. Brumback        For       For         Management
1.7   Elect Director Michael D. Buckley         For       For         Management
1.8   Elect Director Patrick J. Callan          For       For         Management
1.9   Elect Director R. Carlos Carballada       For       For         Management
1.10  Elect Director Jefferson Cunningham III   For       For         Management
1.11  Elect Director Richard E. Garman          For       For         Management
1.12  Elect Director Derek C. Hathaway          For       For         Management
1.13  Elect Director Daniel R. Hawbaker         For       For         Management
1.14  Elect Director Patrick W. E. Hodgson      For       For         Management

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1.15  Elect Director Gary Kennedy               For       For         Management
1.16  Elect Director Richard G. King            For       For         Management
1.17  Elect Director Reginald B. Newman,II      For       For         Management
1.18  Elect Director Jorge G. Pereira           For       For         Management
1.19  Elect Director Michael P. Pinto           For       For         Management
1.20  Elect Director Robert E. Sadler,Jr.       For       For         Management
1.21  Elect Director Eugene J. Sheehy           For       For         Management
1.22  Elect Director Stephen G. Sheetz          For       For         Management
1.23  Elect Director Herbert L. Washington      For       For         Management
1.24  Elect Director Robert G. Wilmers          For       For         Management
2.    Ratify 2005 Incentive Compensation Plan   For       For         Management
         described in the Proxy Statement
3.    Ratify Independent Public Accountant      For       For         Management
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MERCANTILE BANKSHARES CORPORATION

Ticker:  MRBK
Security ID: 587406101
Meeting Type:  Annual
Rec Date: April 1, 2005
Meeting Date: May 10, 2005

#     Proposal                                  Mgt Rec   Vote Cast   Sponsor
1.1   Elect Director E. Brown                   For       For         Management
1.2   Elect Director A. Deering                 For       For         Management
1.3   Elect Director F. Hrabowski               For       For         Management
1.4   Elect Director J. Morgan                  For       For         Management
1.5   Elect Director C. Rose                    For       For         Management
1.6   Elect Director D. Shephard                For       For         Management
l.7   Elect Director J. Wilson
2.    Ratify Independent Auditors               For       For         Management
3.    Approve Stock Retainer and Deferred       For       For         Management
       Compensation Plan for Non-employee       For       For         Management
       Directors

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MERCHANTS GROUP, INC.

Ticker:  MGP
Security ID: 588539106
Meeting Type:  Annual
Rec Date: March 22, 2005
Meeting Date: May 4, 2005

#     Proposal                                 Mgt Rec    Vote Cast   Sponsor
1.1   Elect Director Andrew A. Alberti         For        For         Management
1.2   Elect Director Frank J. Colantuono       For        For         Management



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                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST CAROLINA INVESTORS, INC.




(Registrant)      FIRST CAROLINA INVESTORS, INC.

By(Signature and Title)*   /s/ Brent D. Baird
                               --------------
                               Brent D. Baird, Chief Executive Officer/President

Date  August 29, 2005